Allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Allowance For Doubtful Accounts [Abstract]
Beginning balance	¥ 145,035,759		¥ 135,635,759	¥ 124,490,642
Provisions for doubtful accounts	28,923,874	$ 4,193,568	9,400,000	11,145,117
Write-off	(66,555,732)
Ending balance	¥ 107,403,901		¥ 145,035,759	¥ 135,635,759